SHARE CAPITAL (Details) - Warrants [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of outstanding, Begining balance	262,795,000	222,395,667
Granted	55,550,000	61,750,000
Cancelled	(42,550,000)	(21,350,667)
Number of outstanding, Ending balance	275,795,000	262,795,000